Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The following tables set forth the fair value of the Company’s financial assets measured at fair value on a recurring basis and indicates the level within the fair value hierarchy utilized to determine such values (in thousands):

	As of December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets:
US Treasury backed money market funds	$74,523	$74,523	$—	$—

Total financial assets measured at fair value	$74,523	$74,523	$—	$—

	As of December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets:
US Treasury backed money market funds	$106,768	$106,768	$—	$—

Total financial assets measured at fair value	$106,768	$106,768	$—	$—

Money market funds are highly liquid investments that are valued based on quoted market prices in active markets, which represent a Level 1 measurement within the fair value hierarchy.